Share-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands										1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 01, 2021 shares	Dec. 31, 2020 USD ($) shares	Dec. 14, 2020 installment $ / shares shares	Dec. 04, 2020 installment grant $ / shares shares	Jun. 30, 2020 shares	Apr. 03, 2019 $ / shares shares	Jan. 15, 2019 installment $ / shares shares	Sep. 17, 2018 $ / shares shares	Dec. 22, 2017 installment	Mar. 31, 2020 shares	Feb. 28, 2020 shares	Dec. 31, 2017	Jun. 30, 2020 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Apr. 16, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $														$ 38,000	$ 33,000	$ 35,000
Tax benefit relating to share-based compensation expense | $														4,000	$ 3,000	$ 3,000
Unrecognized share-based compensation expense | $		$ 128,000												$ 128,000
Unrecognized share-based compensation costs weighted-average period														2 years 9 months 18 days
CNH EIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)											50,000,000
CNH DCP | Annual Retainer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $														$ 125
CNH DCP | Audit Committee Membership
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $														25
CNH DCP | Audit Committee Chair
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $														35
CNH DCP | Governance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $														20
CNH DCP | Governance And Sustainability Committee Chair
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $														$ 25
CNH Industrial DCP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares available for issuance		200,000												200,000
Common shares issued (in shares)														0
Number of options issued (in shares)														0	0
Executive Director | CNH EIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)																	7,000,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)															400,000	600,000
Share-based award period												3 years
Performance Shares | 2021-2023 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based award period												3 years
Payout scale											200.00%
Fair value of stock awarded (in dollars per share) | $ / shares														$ 10.83
Common shares issued (in shares)														7,000,000
Weighted percentage											50.00%
Payout factor percentage											125.00%
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout scale												0.00%
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout scale												130.00%
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)														8,000,000	800,000	1,000,000
Fair value of stock awarded (in dollars per share) | $ / shares															$ 9.95	$ 11.63
Restricted Stock Units | 2017-2019 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						536,000	20,000	500,000
Fair value of stock awarded (in dollars per share) | $ / shares						$ 10.18	$ 9.69	$ 11.63
Vesting period									3 years
Forfeited (in shares)										12,600			162,000
Number of installments | installment							2		3
Vested (in shares)					32,000					69,500
Shares outstanding (in shares)					490,000								490,000
Restricted Stock Units | 2017-2019 Long Term Incentive Plan | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)	296,000
Restricted Stock Units | 2021-2023 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			120,000											7,727,755
Fair value of stock awarded (in dollars per share) | $ / shares			$ 10.96	$ 11.43										$ 10.90
Vesting period				3 years
Forfeited (in shares)														380,221
Number of installments | installment			3	3
Number of grants | grant				2
Vested (in shares)		17,000												3,747,004
Shares outstanding (in shares)		5,443,197												5,443,197	1,842,667
Restricted Stock Units | 2021-2023 Long Term Incentive Plan | Vesting Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				1,700,000
Fair value of stock awarded (in dollars per share) | $ / shares			$ 10.76	$ 11.23
Restricted Stock Units | 2021-2023 Long Term Incentive Plan | Vesting Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			103,000	5,000,000
Fair value of stock awarded (in dollars per share) | $ / shares			$ 10.55	$ 11.02
Restricted Stock Units | 2021-2023 Long Term Incentive Plan | Vesting Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock awarded (in dollars per share) | $ / shares			$ 10.35	$ 10.82